Annual Fund Operating Expenses	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
T. Rowe Price Long Municipal Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%
T. Rowe Price Short Municipal Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%